Investments - Additional Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2017	Nov. 30, 2016	Dec. 31, 2013	Dec. 31, 2010
Schedule of Investments [Line Items]
Equity Method Investment	$ 79,717,000				$ 86,287,000				$ 79,717,000	$ 86,287,000
Marketable Securities	66,487,000				43,787,000				66,487,000	43,787,000
Net Realized and Unrealized Gains (Losses) on Private Equity Fund Investments, Including Performance Fees									7,616,000	5,086,000	$ 7,858,000
Previously Received Carried Interest Subject to Repayment	1,400,000								1,400,000
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	9,889,000								9,889,000
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	12,232,000								12,232,000
Unfunded Commitments for Capital Contributions	4,624,000								4,624,000
Participation in Successor Funds	12,000,000								12,000,000
Cost Method Investments					1,079,000					1,079,000
Income (Loss) From Equity Method Investments	2,512,000	$ 1,178,000	$ 1,664,000	$ 1,287,000	2,016,000	$ 929,000	$ 1,998,000	$ 1,107,000	6,641,000	6,050,000	5,180,000
Amortization of Intangible Assets									11,640,000	17,458,000	8,007,000
Investment Management [Member]
Schedule of Investments [Line Items]
Income (Loss) From Equity Method Investments									5,271,000	5,072,000	4,685,000
Special Charges [Member] | Investment Management [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment									8,100,000
ECP II [Member]
Schedule of Investments [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid										3,000,000
Trilantic IV [Member]
Schedule of Investments [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid									3,320,000	2,907,000
Glisco II [Member]
Schedule of Investments [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid										3,194,000
CSI Capital [Member]
Schedule of Investments [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid										2,909,000
Trilantic [Member]
Schedule of Investments [Line Items]
Issued LP Units (in shares)															500,000
Limited Partnership Investment															$ 16,090,000
Glisco [Member]
Schedule of Investments [Line Items]
Percent Ownership Of Carried Interest (as a percent)		20.00%
Cost Method Investments	2,463,000	$ 2,519,000							2,463,000
G5 Evercore [Member]
Schedule of Investments [Line Items]
Equity Method Investment	$ 26,016,000				20,730,000				$ 26,016,000	20,730,000
Equity Method Investment, Ownership Percentage (as a percent)	49.00%								49.00%
Income (Loss) From Equity Method Investments									$ 1,154,000	662,000	(48,000)
ABS [Member]
Schedule of Investments [Line Items]
Equity Method Investment	$ 38,982,000				41,567,000				$ 38,982,000	41,567,000
Equity Method Investment, Ownership Percentage (as a percent)	45.00%								45.00%
Income (Loss) From Equity Method Investments									$ 4,913,000	5,388,000	5,228,000
Atalanta Sosnoff [Member]
Schedule of Investments [Line Items]
Equity Method Investment	$ 14,719,000				$ 23,990,000				$ 14,719,000	$ 23,990,000			$ 14,730,000
Equity Method Investment, Ownership Percentage (as a percent)	49.00%				49.00%				49.00%	49.00%
Income (Loss) From Equity Method Investments									$ 574,000
Luminis [Member] | Subsequent Event [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage (as a percent)												19.00%
Minimum [Member] | ECP II [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Percent Ownership Of Carried Interest (as a percent)									8.00%
Maximum [Member] | ECP II [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Percent Ownership Of Carried Interest (as a percent)									9.00%
Trilantic [Member]
Schedule of Investments [Line Items]
Investment	$ 11,632,000				$ 12,812,000				$ 11,632,000	$ 12,812,000
Trilantic [Member] | Trilantic IV [Member]
Schedule of Investments [Line Items]
Investment	50,000				8,000				50,000	8,000				$ 1,120,000
Trilantic [Member] | Trilantic V [Member]
Schedule of Investments [Line Items]
Investment	1,130,000				636,000				1,130,000	636,000	689,000			$ 825,000
Capital Commitment	5,000,000								5,000,000
Unfunded Commitments for Capital Contributions	2,041,000								2,041,000
Equity Method Investments [Member]
Schedule of Investments [Line Items]
Amortization of Intangible Assets									3,533,000	2,484,000	$ 2,586,000
Private Equity Funds [Member]
Schedule of Investments [Line Items]
Equity Method Investment	21,742,000				26,473,000				21,742,000	26,473,000
Private Equity Funds [Member] | ECP II [Member]
Schedule of Investments [Line Items]
Equity Method Investment	933,000				983,000				933,000	983,000
Cash	852,000								852,000
Marketable Securities	81,000								81,000
Private Equity Funds [Member] | Trilantic V [Member]
Schedule of Investments [Line Items]
Equity Method Investment	$ 5,709,000				$ 4,117,000				$ 5,709,000	$ 4,117,000